RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Schedule of Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lessee, Leases [Abstract]
Lease liabilities, beginning balance	$ 63,520,215	$ 62,209,317
Additions	36,573,733	7,401,691
Lease payments	(6,512,231)	(4,977,183)
Modifications	(2,456,531)	(439,897)
Foreign currency translation adjustment	831,400	(673,713)
Lease liabilities, ending balance	91,956,586	63,520,215
Current portion	7,984,563	5,210,183
Non-current portion	$ 83,972,023	$ 58,310,032